Shareholder Report, Average Annual Return (Details)	12 Months Ended	19 Months Ended
	Jun. 30, 2026	Jun. 30, 2026
C000254438
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Atlas America Fund
Without Sales Load [Member] | C000254438
Average Annual Return [Line Items]
Average Annual Return, Percent	6.16%	7.24%
S&P 500 Total Return Index
Average Annual Return [Line Items]
Average Annual Return, Percent	22.34%	17.33%
Bloomberg 7-10 Year Total Return Index
Average Annual Return [Line Items]
Average Annual Return, Percent	2.74%	4.55%